UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Dynamic Credit Fund

Investor Class (RPIDX)

This annual shareholder report contains important information about Dynamic Credit Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Credit Fund - Investor Class	$66	0.64%

What drove fund performance during the past 12 months?

  The global investment-grade fixed income market advanced in 2025 amid diverging global central bank policies, and credit markets performed notably well.

  Allocations in high yield and emerging markets (EM) credit primarily added to the fund’s absolute performance for the period, as did allocations to securitized credit. Credit markets notably rebounded following a sharp flight to quality in April. EM positions denominated in local currencies in the fund’s macro sleeve also added value. Policy rate cuts from the Federal Reserve also helped support high yield EM corporate bonds.

  The fund maintains a tactical and hedging sleeve of investments as a complement to its credit assets that aims to help support performance through different types of market backdrops for credit sectors. This sleeve of investments, which featured more defensive positioning during the period, dragged on performance as risk appetite remained resilient for most of the year.

  The fund employs a flexible, cross-sector approach in collaboration with our global research platform to select high-conviction securities while aiming to deliver attractive returns and targeting lower beta to high yield and equities. The fund held a mostly neutral duration stance, on a historical basis, by the end of the period as U.S. Treasury yields could see upward pressure, in our view.

  The fund held material exposure to derivatives, including interest rate, credit, currency, and equity derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe. Overall derivatives exposure, specifically in credit, currency, and equity, had a negative impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
1/10/19	10,000	10,000	10,000
3/31/19	10,188	10,160	10,054
6/30/19	10,365	10,495	10,118
9/30/19	10,458	10,570	10,175
12/31/19	10,664	10,621	10,222
3/31/20	9,057	10,586	10,280
6/30/20	9,982	10,938	10,283
9/30/20	10,516	11,229	10,287
12/31/20	10,949	11,598	10,290
3/31/21	11,596	11,080	10,292
6/30/21	11,758	11,226	10,292
9/30/21	11,826	11,127	10,294
12/31/21	11,629	11,052	10,295
3/31/22	11,320	10,371	10,299
6/30/22	11,186	9,514	10,310
9/30/22	11,300	8,853	10,358
12/31/22	11,631	9,256	10,446
3/31/23	11,724	9,534	10,559
6/30/23	11,600	9,388	10,683
9/30/23	12,058	9,052	10,824
12/31/23	12,083	9,785	10,973
3/31/24	12,219	9,581	11,116
6/30/24	12,470	9,475	11,264
9/30/24	12,818	10,137	11,418
12/31/24	12,971	9,620	11,553
3/31/25	13,300	9,873	11,672
6/30/25	13,493	10,319	11,794
9/30/25	13,821	10,381	11,922
12/31/25	13,879	10,406	12,039

202501-4140694, 202601-5113011

F1175-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 1/10/19
Dynamic Credit Fund (Investor Class)	7.00%	4.86%	4.81%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	0.57
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	4.21	3.19	2.70

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,177,576
  Number of Portfolio Holdings335
  Investment Advisory Fees Paid (000s)$287
  Portfolio Turnover Rate130.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	47.3%
Bank Loans	12.7
Asset-Backed Securities	10.7
Government Bonds	7.1
U.S. Treasury Obligations	7.0
Securities Lending Collateral	4.0
U.S. Government & Agency Mortgage-Backed Securities	3.2
Non-U.S. Government Mortgage-Backed Securities	3.0
Municipal Securities	2.9
Short-Term and Other	2.1

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	7.0%
Diamondback Energy	2.3
Directv Financing	2.1
Raizen Fuels Finance	2.1
Beignet Investor	2.0
Neptune Bidco U.S.	2.0
Federal National Mortgage Assn.	2.0
CSC Holdings	2.0
Radiate Holdco	1.9
Puerto Rico Commonwealth	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dynamic Credit Fund

Investor Class (RPIDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Dynamic Credit Fund

I Class (RPELX)

This annual shareholder report contains important information about Dynamic Credit Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Credit Fund - I Class	$58	0.56%

What drove fund performance during the past 12 months?

  The global investment-grade fixed income market advanced in 2025 amid diverging global central bank policies, and credit markets performed notably well.

  Allocations in high yield and emerging markets (EM) credit primarily added to the fund’s absolute performance for the period, as did allocations to securitized credit. Credit markets notably rebounded following a sharp flight to quality in April. EM positions denominated in local currencies in the fund’s macro sleeve also added value. Policy rate cuts from the Federal Reserve also helped support high yield EM corporate bonds.

  The fund maintains a tactical and hedging sleeve of investments as a complement to its credit assets that aims to help support performance through different types of market backdrops for credit sectors. This sleeve of investments, which featured more defensive positioning during the period, dragged on performance as risk appetite remained resilient for most of the year.

  The fund employs a flexible, cross-sector approach in collaboration with our global research platform to select high-conviction securities while aiming to deliver attractive returns and targeting lower beta to high yield and equities. The fund held a mostly neutral duration stance, on a historical basis, by the end of the period as U.S. Treasury yields could see upward pressure, in our view.

  The fund held material exposure to derivatives, including interest rate, credit, currency, and equity derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe. Overall derivatives exposure, specifically in credit, currency, and equity, had a negative impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
1/10/19	500,000	500,000	500,000
3/31/19	509,449	507,997	502,680
6/30/19	518,344	524,733	505,892
9/30/19	522,972	528,485	508,736
12/31/19	533,855	531,049	511,079
3/31/20	452,496	529,313	514,015
6/30/20	499,329	546,889	514,130
9/30/20	525,508	561,444	514,332
12/31/20	547,206	579,885	514,488
3/31/21	579,608	554,018	514,617
6/30/21	587,758	561,290	514,617
9/30/21	591,217	556,331	514,691
12/31/21	582,026	552,590	514,741
3/31/22	566,113	518,545	514,943
6/30/22	559,508	475,703	515,482
9/30/22	565,302	442,669	517,902
12/31/22	581,953	462,803	522,309
3/31/23	586,691	476,718	527,954
6/30/23	581,275	469,425	534,161
9/30/23	603,655	452,590	541,218
12/31/23	605,039	489,252	548,662
3/31/24	611,923	479,061	555,788
6/30/24	624,597	473,770	563,180
9/30/24	642,177	506,853	570,916
12/31/24	649,954	480,988	577,642
3/31/25	666,560	493,666	583,594
6/30/25	676,380	515,964	589,705
9/30/25	692,973	519,035	596,099
12/31/25	695,981	520,275	601,950

202501-4140694, 202601-5113011

F1176-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 1/10/19
Dynamic Credit Fund (I Class)	7.08%	4.93%	4.86%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	0.57
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	4.21	3.19	2.70

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,177,576
  Number of Portfolio Holdings335
  Investment Advisory Fees Paid (000s)$287
  Portfolio Turnover Rate130.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	47.3%
Bank Loans	12.7
Asset-Backed Securities	10.7
Government Bonds	7.1
U.S. Treasury Obligations	7.0
Securities Lending Collateral	4.0
U.S. Government & Agency Mortgage-Backed Securities	3.2
Non-U.S. Government Mortgage-Backed Securities	3.0
Municipal Securities	2.9
Short-Term and Other	2.1

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	7.0%
Diamondback Energy	2.3
Directv Financing	2.1
Raizen Fuels Finance	2.1
Beignet Investor	2.0
Neptune Bidco U.S.	2.0
Federal National Mortgage Assn.	2.0
CSC Holdings	2.0
Radiate Holdco	1.9
Puerto Rico Commonwealth	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dynamic Credit Fund

I Class (RPELX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Dynamic Credit Fund

Z Class (TRCDX)

This annual shareholder report contains important information about Dynamic Credit Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Credit Fund - Z Class	$1	0.01%

What drove fund performance during the past 12 months?

  The global investment-grade fixed income market advanced in 2025 amid diverging global central bank policies, and credit markets performed notably well.

  Allocations in high yield and emerging markets (EM) credit primarily added to the fund’s absolute performance for the period, as did allocations to securitized credit. Credit markets notably rebounded following a sharp flight to quality in April. EM positions denominated in local currencies in the fund’s macro sleeve also added value. Policy rate cuts from the Federal Reserve also helped support high yield EM corporate bonds.

  The fund maintains a tactical and hedging sleeve of investments as a complement to its credit assets that aims to help support performance through different types of market backdrops for credit sectors. This sleeve of investments, which featured more defensive positioning during the period, dragged on performance as risk appetite remained resilient for most of the year.

  The fund employs a flexible, cross-sector approach in collaboration with our global research platform to select high-conviction securities while aiming to deliver attractive returns and targeting lower beta to high yield and equities. The fund held a mostly neutral duration stance, on a historical basis, by the end of the period as U.S. Treasury yields could see upward pressure, in our view.

  The fund held material exposure to derivatives, including interest rate, credit, currency, and equity derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe. Overall derivatives exposure, specifically in credit, currency, and equity, had a negative impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
9/13/23	10,000	10,000	10,000
9/30/23	10,185	9,823	10,026
12/31/23	10,223	10,619	10,164
3/31/24	10,353	10,397	10,296
6/30/24	10,582	10,283	10,433
9/30/24	10,895	11,001	10,576
12/31/24	11,042	10,439	10,701
3/31/25	11,327	10,714	10,811
6/30/25	11,509	11,198	10,924
9/30/25	11,808	11,265	11,043
12/31/25	11,876	11,292	11,151

202501-4140694, 202601-5113011

F1549-052 2/26

Average Annual Total Returns

	1 Year	Since Inception 9/13/23
Dynamic Credit Fund (Z Class)	7.55%	7.77%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	5.43
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	4.21	4.86

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,177,576
  Number of Portfolio Holdings335
  Investment Advisory Fees Paid (000s)$287
  Portfolio Turnover Rate130.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	47.3%
Bank Loans	12.7
Asset-Backed Securities	10.7
Government Bonds	7.1
U.S. Treasury Obligations	7.0
Securities Lending Collateral	4.0
U.S. Government & Agency Mortgage-Backed Securities	3.2
Non-U.S. Government Mortgage-Backed Securities	3.0
Municipal Securities	2.9
Short-Term and Other	2.1

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	7.0%
Diamondback Energy	2.3
Directv Financing	2.1
Raizen Fuels Finance	2.1
Beignet Investor	2.0
Neptune Bidco U.S.	2.0
Federal National Mortgage Assn.	2.0
CSC Holdings	2.0
Radiate Holdco	1.9
Puerto Rico Commonwealth	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dynamic Credit Fund

Z Class (TRCDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$46,217	$46,029
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIDX Dynamic Credit Fund
RPELX Dynamic Credit Fund–
.
I Class
TRCDX Dynamic Credit Fund–
.
Z Class

T. ROWE PRICE Dynamic Credit Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 8.86 $ 8.84 $ 9.02 $ 9.83 $ 9.75
Investment activities
Net investment income
(1)(2)
0.66 0.68 0.55 0.41 0.37
Net realized and unrealized
gain/loss (0.06) (0.05) (0.21) (0.42) 0.24
Total from investment
activities 0.60 0.63 0.34 (0.01) 0.61
Distributions
Net investment income (0.65) (0.61) (0.52) (0.35) (0.34)
Net realized gain — — — (0.45) (0.19)
Total distributions (0.65) (0.61) (0.52) (0.80) (0.53)
NET ASSET VALUE
End of period $ 8.81 $ 8.86 $ 8.84 $ 9.02 $ 9.83
Ratios/Supplemental Data
Total return
(2)(3)
7.00% 7.34% 3.89% 0.02% 6.21%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.76% 0.84% 1.31% 1.53% 1.30%
Net expenses after waivers/
payments by Price Associates 0.64% 0.63% 0.64% 0.63% 0.65%
Net investment income 7.45% 7.64% 6.14% 4.40% 3.61%
Portfolio turnover rate 130.1% 178.6% 146.5% 217.6% 252.1%
Net assets, end of period (in
thousands) $83,213 $24,593 $18,157 $29,716 $38,760
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dynamic Credit Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 8.85 $ 8.83 $ 9.01 $ 9.83 $ 9.74
Investment activities
Net investment income
(1)(2)
0.66 0.68 0.57 0.42 0.36
Net realized and unrealized
gain/loss (0.05) (0.05) (0.22) (0.43) 0.26
Total from investment
activities 0.61 0.63 0.35 (0.01) 0.62
Distributions
Net investment income (0.66) (0.61) (0.53) (0.36) (0.34)
Net realized gain — — — (0.45) (0.19)
Total distributions (0.66) (0.61) (0.53) (0.81) (0.53)
NET ASSET VALUE
End of period $ 8.80 $ 8.85 $ 8.83 $ 9.01 $ 9.83
Ratios/Supplemental Data
Total return
(2)(3)
7.08% 7.42% 3.97% (0.01)% 6.36%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.57% 0.58% 0.94% 1.48% 1.06%
Net expenses after
waivers/payments by Price
Associates 0.56% 0.56% 0.56% 0.56% 0.60%
Net investment income 7.48% 7.72% 6.43% 4.48% 3.51%
Portfolio turnover rate 130.1% 178.6% 146.5% 217.6% 252.1%
Net assets, end of period (in
thousands) $86,800 $32,409 $29,384 $5,646 $1,943
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dynamic Credit Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
9/13/23
(1)
Through
12/31/23 12/31/25 12/31/24
NET ASSET VALUE
Beginning of period $ 8.85 $ 8.83 $ 8.82
Investment activities
Net investment income
(2)(3)
0.72 0.73 0.19
Net realized and unrealized gain/loss (0.07) (0.05) 0.01
(4)
Total from investment activities 0.65 0.68 0.20
Distributions
Net investment income (0.71) (0.66) (0.19)
NET ASSET VALUE
End of period $ 8.79 $ 8.85 $ 8.83
Ratios/Supplemental Data
Total return
(3)(5)
7.55% 8.02% 2.22%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.55% 0.55% 0.55%
(6)
Net expenses after waivers/payments by Price
Associates 0.01% 0.00% 0.00%
(6)
Net investment income 8.16% 8.27% 7.19%
(6)
Portfolio turnover rate 130.1% 178.6% 146.5%
Net assets, end of period (in millions) $1,008 $959 $861
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Dynamic Credit Fund
December 31, 2025

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.1%
Corporate Bonds 1.1%
Telecom Argentina, 9.25%, 5/28/33 (USD) (1) 8,120,000 8,499
Vaca Muerta, FRN, 6M TSFR + 5.38%, Acquisition Date:
12/1/25, Cost $3,720, 9.335%, 7/8/30 (USD) (2) 3,720,000 3,717
12,216
Government Bonds 1.0%
Republic of Argentina, STEP, 3.50%, 7/9/41 (USD)  17,605,000 12,200
12,200
Total Argentina (Cost $22,694) 24,416
BRAZIL 6.7%
Corporate Bonds 5.7%
Aegea Finance, 7.625%, 1/20/36 (USD) (1) 3,210,000 3,072
Banco do Estado do Rio Grande do Sul, VR, 5.375%, 1/28/31
(USD) (3) 665,000 664
CSN Inova Ventures, 6.75%, 1/28/28 (USD) (1)(4) 13,415,000 12,458
CSN Resources, 5.875%, 4/8/32 (USD)  6,820,000 5,376
FS Luxembourg, 8.875%, 2/12/31 (USD) (1) 7,870,000 8,220
Raizen Fuels Finance, 5.70%, 1/17/35 (USD) (1) 4,200,000 3,266
Raizen Fuels Finance, 6.45%, 3/5/34 (USD)  4,007,000 3,300
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1) 8,930,000 7,300
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1) 13,805,000 10,494
Samarco Mineracao, 9.50%, 6/30/31, (9.00% PIK) (USD) (5) 12,786,431 13,042
67,192
Government Bonds 1.0%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  71,470,000 11,496
11,496
Total Brazil (Cost $83,592) 78,688
CANADA 2.2%
Asset-Backed Securities 0.4%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 6,000,000 4,336
4,336

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Bank Loans 1.3% (6)
Jones DesLauriers Insurance Management, FRN, 1M TSFR +
3.00%, 12/9/32 (USD) (7) 15,430,000 15,430
15,430
Corporate Bonds 0.5%
Dye & Durham, 8.625%, 4/15/29 (USD) (1) 6,440,000 6,067
6,067
Total Canada (Cost $25,634) 25,833
CHINA 0.0%
Common Stocks 0.0%
Kaisa Group Holdings (HKD) (8) 41,299 1
1
Convertible Bonds 0.0%
Kaisa Group Holdings, Zero Coupon, 12/31/26 (USD) (1) 33,320 —
Kaisa Group Holdings, Zero Coupon, 12/31/27 (USD) (1) 41,650 —
Kaisa Group Holdings, Zero Coupon, 12/31/28 (USD) (1) 66,640 1
Kaisa Group Holdings, Zero Coupon, 12/31/29 (USD) (1) 66,640 1
Kaisa Group Holdings, Zero Coupon, 12/31/30 (USD) (1) 83,300 —
Kaisa Group Holdings, Zero Coupon, 12/31/31 (USD) (1) 83,300 1
Kaisa Group Holdings, Zero Coupon, 12/31/32 (USD) (1) 157,149 2
5
Total China (Cost $24) 6
COLOMBIA 1.9%
Corporate Bonds 1.3%
Ecopetrol, 8.875%, 1/13/33 (USD)  15,021,000 16,025
16,025
Government Bonds 0.6%
Republic of Colombia, Series B, 11.00%, 8/22/29  27,016,000,000 6,762
6,762
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $15 (USD) (2)(8) † 25

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $10 (USD) (2)(8) † 12
37
Total Colombia (Cost $22,335) 22,824
CÔTE D'IVOIRE 1.1%
Government Bonds 1.1%
Kona SPC, FRN, 1M EURIBOR + 3.55%, 5.718%, 9/15/26
(EUR) (1) 10,990,000 13,044
Total Côte d'Ivoire (Cost $12,864) 13,044
CYPRUS 0.3%
Corporate Bonds 0.3%
ASG Finance, 9.75%, 5/15/29 (USD) (1) 4,102,000 3,637
Total Cyprus (Cost $3,878) 3,637
FRANCE 1.0%
Common Stocks 0.2%
Altice France, Acquisition Date: 10/1/25, Cost $2,194 (2)(8) 125,825 2,266
2,266
Corporate Bonds 0.8%
Altice France, 6.875%, 7/15/32 (USD) (1) 10,426,079 9,997
9,997
Total France (Cost $11,974) 12,263
GAMBIA 1.0%
Corporate Bonds 1.0%
Africell Holding, 10.50%, 10/23/29 (USD) (1)(4) 12,045,000 11,944
Total Gambia (Cost $12,043) 11,944
GERMANY 0.2%
Corporate Bonds 0.2%
ZF North America Capital, 6.75%, 4/23/30 (USD) (1) 2,498,000 2,468
Total Germany (Cost $2,296) 2,468

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
GHANA 0.4%
Corporate Bonds 0.4%
Kosmos Energy, 8.75%, 10/1/31 (USD) (1)(4) 9,150,000 5,221
Total Ghana (Cost $9,150) 5,221
KYRGYZSTAN 1.0%
Government Bonds 1.0%
Kyrgyz Republic, 7.75%, 6/3/30 (USD) (1) 11,570,000 11,921
Total Kyrgyzstan (Cost $11,464) 11,921
LUXEMBOURG 0.9%
Corporate Bonds 0.9%
Breakwater Energy Holdings, 9.25%, 11/15/30 (USD) (1) 9,705,000 10,115
Total Luxembourg (Cost $9,705) 10,115
MEXICO 1.4%
Bank Loans 1.2% (6)
Mercury Data Center Bidco, FRN, 3M TSFR + 4.75%, 8.51%,
9/5/29 (USD) (9) 14,318,399 14,261
14,261
Private Investment Company 0.2%
PayJoy Asset Fund, Class B, Acquisition Date: 6/23/25,
Cost $2,725 (USD) (2)(8) † 2,725
2,725
Total Mexico (Cost $16,989) 16,986
MONTENEGRO 0.2%
Government Bonds 0.2%
Government of Montenegro, 7.25%, 3/12/31 (USD) (1) 2,343,000 2,501
Total Montenegro (Cost $2,343) 2,501

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
PAKISTAN 0.8%
Corporate Bonds 0.8%
Veon Midco, 9.00%, 7/15/29 (USD) (1) 9,150,000 9,557
Total Pakistan (Cost $9,150) 9,557
PARAGUAY 0.5%
Corporate Bonds 0.5%
Telefonica Celular del Paraguay, 12.00%, 12/30/32 (1) 42,358,000,000 6,500
Total Paraguay (Cost $6,374) 6,500
PERU 0.8%
Corporate Bonds 0.8%
Boroo Investments, 9.50%, 8/7/32 (USD) (1) 9,070,000 8,914
Total Peru (Cost $8,961) 8,914
SOUTH AFRICA 1.9%
Convertible Bonds 1.4%
Sasol Financing USA, 4.50%, 11/8/27 (USD) (10) 16,200,000 15,640
15,640
Corporate Bonds 0.5%
Liquid Telecommunications Financing, 5.50%, 9/4/26 (USD)  6,765,000 6,182
6,182
Total South Africa (Cost $21,670) 21,822
SOUTH KOREA 0.3%
Convertible Bonds 0.3%
L&F, 2.50%, 4/26/30 (USD)  4,600,000 3,671
Total South Korea (Cost $3,623) 3,671
SRI LANKA 0.6%
Government Bonds 0.6%
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (1)(4) 3,400,763 3,265

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD) (1)(4) 4,579,050 3,494
Total Sri Lanka (Cost $6,731) 6,759
SURINAME 0.4%
Government Bonds 0.4%
Republic of Suriname, 8.50%, 11/6/35 (USD) (1) 3,810,000 4,126
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (1) 130,000 157
Total Suriname (Cost $3,855) 4,283
TÜRKIYE 2.5%
Corporate Bonds 1.5%
Limak Cimento Sanayi ve Ticaret, 9.75%, 7/25/29 (USD) (1) 5,825,000 5,884
Mersin Uluslararasi Liman Isletmeciligi, 8.25%, 11/15/28
(USD) (1) 10,705,000 11,182
17,066
Government Bonds 1.0%
Republic of Turkiye, Series 2Y, 37.00%, 2/18/26  515,345,000 11,996
11,996
Total Türkiye (Cost $29,158) 29,062
UNITED KINGDOM 1.6%
Convertible Bonds 0.1%
Immunocore Holdings, 2.50%, 2/1/30 (USD)  553,000 500
500
Corporate Bonds 1.5%
Jerrold Finco, 7.50%, 6/15/31 (1) 6,615,000 9,076
Trident Energy Finance, 12.50%, 11/30/29 (USD) (4) 8,600,000 8,723
17,799
Total United Kingdom (Cost $18,428) 18,299
UNITED STATES 59.9%
Asset-Backed Securities 10.3%
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class E,
6.066%, 6/15/33 (1) 3,113,705 3,130

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Auxilior Term Funding, Series 2023-1A, Class E, 10.97%,
12/15/32 (1) 6,770,000 7,079
Avis Budget Rental Car Funding AESOP, Series 2023-2A,
Class D, 7.26%, 10/20/27 (1) 775,000 781
Avis Budget Rental Car Funding AESOP, Series 2023-3A,
Class D, 7.32%, 2/20/28 (1) 475,000 481
Bayview Opportunity Master Fund VII, Series 2024-CAR1,
Class E, FRN, SOFR30A + 3.60%, 7.474%, 12/26/31 (1) 1,252,384 1,266
Blackbird Capital Aircraft Lease Securitization, Series 2016-
1A, Class A, STEP, 4.213%, 12/16/41 (1) 51,091 51
Blue Owl Asset Leasing Trust, Series 2024-1A, Class D,
8.00%, 12/15/31 (1) 5,011,000 5,086
Carvana Auto Receivables Trust, Series 2024-N2, Class E,
8.16%, 6/10/31 (1) 7,300,000 7,463
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 4,113,075 4,086
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (1) 18,069 18
Elara HGV Timeshare Issuer, Series 2023-A, Class D,
10.10%, 2/25/38 (1) 97,435 102
Exeter Automobile Receivables Trust, Series 2025-5A, Class
E, 7.15%, 6/15/33 (1) 3,800,000 3,812
FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%,
10/30/53 (1) 8,751,400 9,279
Frontier Issuer, Series 2023-1, Class C, 11.50%, 8/20/53 (1) 10,865,765 11,186
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (1) 9,283,880 10,348
Goto Foods Funding, Series 2017-1A, Class A2II, 5.093%,
4/30/47 (1) 2,726,700 2,721
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 1,581,323 1,530
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (1) 1,203,300 1,124
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (1) 5,284,162 5,462
Hilton Grand Vacations Trust, Series 2024-1B, Class D,
8.85%, 9/15/39 (1) 1,031,226 1,065
Huntington Bank Auto Credit-Linked Notes, Series 2024-1,
Class C, FRN, SOFR30A + 3.15%, 7.068%, 5/20/32 (1) 1,209,124 1,221
Huntington Bank Auto Credit-Linked Notes, Series 2025-2,
Class C, FRN, SOFR30A + 2.35%, 6.268%, 9/20/33 (1) 1,633,491 1,636
Jack in the Box Funding, Series 2022-1A, Class A2I, 3.445%,
2/26/52 (1) 3,080,250 2,982
Jersey Mike's Funding, Series 2021-1A, Class A2I, 2.891%,
2/15/52 (1) 49,250 49
MVW, Series 2023-2A, Class D, 9.33%, 11/20/40 (1) 2,803,850 2,892

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (1) 255,000 268
Post Road Equipment Finance, Series 2024-1A, Class E,
8.50%, 12/15/31 (1) 3,338,000 3,415
Santander Bank Auto Credit-Linked Notes, Series 2023-A,
Class E, 10.068%, 6/15/33 (1) 2,914 3
Santander Bank Auto Credit-Linked Notes, Series 2023-B,
Class E, 8.408%, 12/15/33 (1) 2,701,767 2,761
Santander Bank Auto Credit-Linked Notes, Series 2025-A,
Class E, 6.274%, 1/16/34 (1) 2,000,000 2,004
SCF Equipment Leasing, Series 2024-1A, Class E, 9.00%,
12/20/34 (1) 3,300,000 3,520
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (1) 11,834,000 12,105
Sierra Timeshare Receivables Funding, Series 2021-1A,
Class D, 3.17%, 11/20/37 (1) 505,607 505
Sierra Timeshare Receivables Funding, Series 2023-3A,
Class D, 9.44%, 9/20/40 (1) 1,877,507 1,967
Sierra Timeshare Receivables Funding, Series 2024-1A,
Class D, 8.02%, 1/20/43 (1) 1,456,763 1,490
Sierra Timeshare Receivables Funding, Series 2025-3A,
Class D, 6.54%, 8/22/44 (1) 1,078,319 1,082
Sonic Capital, Series 2021-1A, Class A2I, 2.19%, 8/20/51 (1) 1,771,375 1,649
Stonepeak, Series 2021-1A, Class B, 3.821%, 2/28/33 (1) 106,948 105
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24 - 12/28/25, Cost $4,242, 7.131%, 11/30/44 (2)(9) 4,241,724 3,805
Wingspire Equipment Finance, Series 2025-1A, Class D,
5.45%, 9/20/33 (1) 1,755,000 1,766
121,295
Bank Loans 10.2% (6)
Asurion, FRN, 1M TSFR + 4.25%, 7.966%, 9/19/30  10,880,325 10,872
Asurion, FRN, 1M TSFR + 4.25%, 8.066%, 8/19/28  10,801,693 10,815
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.00%, 7.831%,
4/6/28  16,782,240 16,615
CMG Media, FRN, 3M TSFR + 3.50%, 7.272%, 6/18/29  17,151,159 15,960
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.20%, 9/28/28  535,292 532
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 8.25%,
4/15/27  8,492,395 7,407
Directv Financing, FRN, 3M TSFR + 5.50%, 9.34%, 2/17/31  4,577,829 4,565
E.W. Scripps, FRN, 1M TSFR + 3.35%, 7.20%, 11/30/29  3,081,713 2,961
Neptune Bidco U.S., FRN, 3M TSFR + 4.75%, 8.762%,
10/11/28  2,970,313 2,928
Petco Health & Wellness, FRN, 3M TSFR + 3.25%, 7.184%,
3/3/28  5,033,265 4,976

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Radiate Holdco, (1.50% PIK and 1M TSFR + 5.00% Cash),
10.331% FRN, 9/25/29 (5) 13,530,263 10,351
Radiate Holdco, FRN, 1M TSFR + 4.00%, 4.608%,
6/26/29 (11) 12,578,813 12,484
Townsquare Media, FRN, 3M TSFR + 5.00%, 8.878%,
2/19/30 (7) 15,807,126 11,025
U.S. Renal Care, FRN, 1M TSFR + 5.00%, 8.831%, 6/28/28  9,661,906 9,067
120,558
Common Stocks 0.0%
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $13 (2)
(8) 639 16
16
Convertible Preferred Stocks 1.7%
Ares Management, Series B, 6.75%, 10/1/27  121,442 6,121
Keurig Dr Pepper PIPE, Series A, Acquisition Date: 12/24/25,
Cost $8,458 (2)(8)(9)(11) 8,292 8,292
Kobold Metals, Series C-2, Acquisition Date: 9/20/24,
Cost $4,009 (2)(8)(9) 51,015 5,745
20,158
Corporate Bonds 28.6%
1261229 B.C., 10.00%, 4/15/32 (1) 8,985,000 9,358
Advance Auto Parts, 7.375%, 8/1/33 (1)(4) 15,284,000 15,380
Aethon III, Acquisition Date: 9/5/25, Cost $5,100, 10.077%,
1/10/27 (2)(8)(9) 5,130,000 5,092
AP Grange Holdings, Acquisition Date: 6/12/24, Cost $8,925,
6.50%, 3/20/45 (2)(8)(9) 8,925,000 9,371
Beignet Investor, 6.581%, 5/30/49 (1) 22,625,000 24,016
Celanese U.S. Holdings, 7.20%, 11/15/33  11,670,000 12,327
CMG Media, 8.875%, 6/18/29 (1) 3,510,000 3,003
Crescent Energy Finance, 7.375%, 1/15/33 (1) 9,170,000 8,708
CSC Holdings, 7.50%, 4/1/28 (1) 6,230,000 3,647
CSC Holdings, 11.25%, 5/15/28 (1) 15,675,000 12,437
Diamondback Energy, 4.25%, 3/15/52  7,049,000 5,504
Diamondback Energy, 5.75%, 4/18/54  23,086,000 21,877
Directv Financing, 10.00%, 2/15/31 (1) 20,090,000 20,537
DISH Network, 11.75%, 11/15/27 (1) 9,008,000 9,374
E.W. Scripps, 9.875%, 8/15/30 (1) 5,645,000 5,634
Getty Images, 11.25%, 2/21/30 (1)(4) 12,660,000 11,879
Gray Media, 5.375%, 11/15/31 (1) 13,045,000 9,803
Gray Media, 9.625%, 7/15/32 (1) 3,985,000 4,147

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Hilcorp Energy I, 7.25%, 2/15/35 (1) 16,292,000 15,487
Jane Street Group, 6.75%, 5/1/33 (1) 10,812,000 11,288
McAfee, 7.375%, 2/15/30 (1)(4) 6,850,000 5,975
MidCap Financial, Acquisition Date: 12/22/25, Cost $6,100,
5.735%, 4/15/29 (1)(2)(8) 6,100,000 6,100
Molina Healthcare, 6.50%, 2/15/31 (1) 16,380,000 16,836
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 9,174,000 9,194
Neptune Bidco U.S., 10.375%, 5/15/31 (1) 11,225,000 11,507
Organon, 7.875%, 5/15/34 (1)(4) 15,155,000 12,185
Owens & Minor, 4.50%, 3/31/29 (1)(4) 6,059,000 4,115
PetSmart, 7.50%, 9/15/32 (1) 15,600,000 15,864
Rivian Holdings, 10.00%, 1/15/31 (1) 7,655,000 7,537
Venture Global LNG, 7.00%, 1/15/30 (1)(4) 15,680,000 15,082
Venture Global LNG, VR, 9.00% (1)(3)(12) 3,740,000 2,955
Wolfspeed, 13.875%, 6/23/30, (9.875% Cash or 4.00%
PIK) (1)(5) 4,441,021 4,814
WULF Compute, 7.75%, 10/15/30 (1) 5,749,000 5,924
336,957
Municipal Securities 2.9%
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/46  25,000 3
Port of Beaumont Navigation Dist., Jefferson Gulf Coast,
Series B, 10.00%, 7/1/26 (1) 10,720,000 10,762
Puerto Rico Commonwealth, GO, VR, 11/1/43 (13) 35,552,375 22,754
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  245,000 196
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  75,000 71
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  460,000 44
33,830
Non-U.S. Government Mortgage-Backed Securities 3.0%
Angel Oak Mortgage Trust, Series 2020-6, Class A1, CMO,
ARM, 1.261%, 5/25/65 (1) 1,057,006 980
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $4,294, 6.75%,
9/25/29 (2)(9) 4,294,009 4,315
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM,
1M TSFR + 2.964%, 6.714%, 11/15/34 (1) 120,000 1
BBCMS Trust, Series 2015-SRCH, Class D, ARM, 4.957%,
8/10/35 (1) 2,131,000 2,025
BINOM Securitization Trust, Series 2021-INV1, Class A1,
CMO, ARM, 2.034%, 6/25/56 (1) 2,003,550 1,843
BSREP Commercial Mortgage Trust, Series 2021-DC, Class
C, ARM, 1M TSFR + 1.664%, 5.415%, 8/15/38 (1) 1,052,368 895

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
BX Trust, Series 2021-VIEW, Class F, ARM, 1M TSFR +
4.044%, 7.794%, 6/15/36 (1) 145,000 144
CAFL, Series 2021-RTL1, Class A1, CMO, STEP, 4.239%,
3/28/29 (1) 13,510 13
COLT Mortgage Loan Trust, Series 2021-4, Class B1, CMO,
ARM, 3.764%, 10/25/66 (1) 1,200,000 952
Ellington Financial Mortgage Trust, Series 2022-1, Class A1,
CMO, ARM, 2.206%, 1/25/67 (1) 1,807,467 1,588
Extended Stay America Trust, Series 2025-ESH, Class D,
ARM, 1M TSFR + 2.60%, 6.35%, 10/15/42 (1) 3,085,000 3,104
Finance of America HECM Buyout, Series 2024-HB1, Class
M5, ARM, 6.00%, 10/1/34 (1) 8,725,000 8,007
LSTAR Commercial Mortgage Trust, Series 2017-5, Class D,
ARM, 4.683%, 3/10/50 (1) 220,000 182
NYC Commercial Mortgage Trust, Series 2025-28L, Class C,
ARM, 5.442%, 11/5/38 (1) 2,475,000 2,490
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%,
5/25/60 (1) 28,820 26
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM,
3.00%, 1/25/60 (1) 317,798 279
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3,
CMO, ARM, 3.285%, 5/28/50 (1) 115,000 102
ONE Mortgage Trust, Series 2021-PARK, Class D, ARM, 1M
TSFR + 1.614%, 5.364%, 3/15/36 (1) 711,000 709
Starwood Mortgage Residential Trust, Series 2022-1, Class
M1, CMO, ARM, 3.693%, 12/25/66 (1) 3,680,000 2,828
TX Trust, Series 2024-HOU, Class D, ARM, 1M TSFR +
3.239%, 6.989%, 6/15/39 (1) 2,805,000 2,817
Verus Securitization Trust, Series 2021-2, Class M1, CMO,
ARM, 2.187%, 2/25/66 (1) 150,000 123
Verus Securitization Trust, Series 2021-5, Class M1, CMO,
ARM, 2.331%, 9/25/66 (1) 3,270,000 2,454
35,877
U.S. Government & Agency Mortgage-Backed
Securities 3.2%
Federal Home Loan Mortgage, CMO, IO
1.50%, 1/25/51  11,799,441 1,173
2.00%, 10/25/50  14,908,284 1,863
2.50%, 4/25/51  3,644,723 597
Federal National Mortgage Assn., CMO, IO
2.00%, 5/25/51 - 4/25/52  42,771,642 5,602
2.50%, 5/25/47 - 4/25/51  93,743,526 13,856
5.00%, 8/25/54  18,765,287 4,063

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Government National Mortgage Assn., CMO, IO
2.00%, 11/20/50 - 12/20/50  21,683,716 2,731
2.50%, 11/20/50 - 1/20/51  23,103,920 3,623
3.00%, 8/20/50 - 8/20/51  22,516,181 3,664
37,172
Total United States (Cost $703,943) 705,863
UZBEKISTAN 1.1%
Corporate Bonds 0.9%
Ipoteka-Bank ATIB, 17.50%, 10/9/28  37,630,000,000 3,151
Uzbek Industrial & Construction Bank, 21.00%, 7/24/27  79,790,000,000 7,107
10,258
Government Bonds 0.2%
Republic of Uzbekistan, 16.25%, 10/12/26  28,770,000,000 2,454
2,454
Total Uzbekistan (Cost $12,681) 12,712
SHORT-TERM INVESTMENTS 8.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 3.77% (10)(14) 22,116,824 22,117
22,117
U.S. Treasury Obligations 7.0%
U.S. Treasury Bills, 3.819%, 1/29/26 (15) 82,280,000 82,062
82,062
Total Short-Term Investments (Cost $104,155) 104,179
SECURITIES LENDING COLLATERAL 4.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 3.75% (10)(14) 4,298,100 4,298
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 4,298

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 3.6%
Money Market Funds 3.6%
T. Rowe Price Treasury Reserve Fund, 3.75% (10)(14) 42,929,870 42,930
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 42,930
Total Securities Lending Collateral (Cost $47,228) 47,228
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
OTC Options Purchased 0 .2%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest
Rate Swap,
6/10/56 Pay Fixed
4.50% Annually,
Receive Variable
3.87% (SOFR)
Annually, 6/8/26
@ 4.50%* (8) 1 61,270 733
Barclays Bank
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX. NA.IG-S45,
5 Year Index,
12/20/30), Pay
1.00% Quarterly,
Receive upon
credit default,
2/18/26 @
0.75%* (8) 1 184,000 41

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
BNP Paribas
Credit Default
Swap, Protection
Bought
(Relevant Credit:
Markit iTraxx
Europe-S44,
5 Year Index,
12/20/30), Pay
1.00% Quarterly,
Receive upon
credit default,
2/18/26 @ 0.63%*
(EUR) (8) 1 185,585 90
Goldman Sachs
3 Month Interest
Rate Swap,
4/21/26 Receive
Fixed 3.31%
Annually, Pay
Variable 3.87%
(SOFR) Annually,
1/16/26 @
3.31%* (8) 1 572,025 2
Goldman Sachs
S&P 500 Index,
Call, 3/20/26 @
$7,200.00 (8) 74 50,657 318
Goldman Sachs
State Street
SPDR S&P
Regional Banking
ETF, Call, 3/20/26
@ $72.00 (8) 1,380 8,944 100
JPMorgan Chase
S&P 500 Index,
Call, 1/16/26 @
$7,100.00 (8) 93 63,663 15
JPMorgan Chase
State Street
Consumer
Discretionary
Select Sector
SPDR ETF,
Call, 1/16/26 @
$260.00 (8) 1,582 18,891 82
JPMorgan Chase
State Street
SPDR S&P
Homebuilders
ETF, Call, 3/20/26
@ $120.00 (8) 2,534 26,090 197

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index,
Call, 3/20/26 @
$7,000.00 (8) 37 25,328 422
Morgan Stanley
State Street
Industrial Select
Sector SPDR
ETF, Call, 3/20/26
@ $163.00 (8) 1,259 19,530 193
Wells Fargo
S&P 500 Index,
Call, 3/20/26 @
$7,250.00 (8) 95 65,032 309
Wells Fargo
State Street
Consumer
Discretionary
Select Sector
SPDR ETF,
Call, 3/20/26 @
$130.00 (8) 2,294 27,393 209
Total Options Purchased (Cost $5,279) 2,711
Total Investments in Securities
103.9% of Net Assets
(Cost $1,228,221) $ 1,223,427
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $639,320 and represents 54.3% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $51,481 and represents 4.4% of net assets.

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) See Note 4 . All or a portion of this security is on loan at December 31, 2025.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(7) All or a portion of this loan is unsettled as of December 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(8) Non-income producing
(9) See Note 2. Level 3 in fair value hierarchy.
(10) Affiliated Companies
(11) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at December 31, 2025, was $6,289 and was valued at $6,242
(0.5% of net assets).
(12) Perpetual security with no stated maturity date.
(13) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(14) Seven-day yield
(15) At December 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
HKD Hong Kong Dollar
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
MXN Mexican Peso
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
PRIME Prime rate
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX. NA.IG-S45, 5 Year
Index, 12/20/30), Pay
1.00% Quarterly, Receive
upon credit default,
2/18/26 @ 0.65%* 1 184,000 (65)
BNP Paribas
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
iTraxx Europe-S44, 5 Year
Index, 12/20/30), Pay
1.00% Quarterly, Receive
upon credit default,
2/18/26 @ 0.58%* (EUR) 1 106,031 (78)
BNP Paribas
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
iTraxx Europe-S44, 5 Year
Index, 12/20/30), Pay
1.00% Quarterly, Receive
upon credit default,
2/18/26 @ 0.73%* (EUR) 1 185,585 (51)
BNP Paribas
Credit Default Swap,
Protection Sold (Relevant
Credit: Markit iTraxx
Europe-S44, 5 Year Index,
12/20/30), Receive 1.00%
Quarterly, Pay upon credit
default, 2/18/26 @ 0.58%*
(EUR) 1 106,031 (394)
Total Options Written (Premiums $(872)) $ (588)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
SWAPS (1.2)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 1.1%
Credit Default Swaps, Protection Sold 1.0%
Côte d'Ivoire (0.0)%
Barclays Bank, Protection
Sold (Relevant Credit: Republic of Côte
d'Ivoire, Ba2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/27 (USD) * 17,419 (45) (387) 342
Total Côte d'Ivoire (387) 342
United States 1.0%
BNP Paribas, Protection Sold (Relevant
Credit: Markit CDX.NA.HY-S45, 5 Year
Index), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/30 61,000 12,211 12,156 55
JPMorgan Chase, Protection
Sold (Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * — (1) (3) 2
Total United States 12,153 57
Total Bilateral Credit Default Swaps, Protection
Sold 11,766 399
Total Return Swaps 0.1%
Germany (0.0)%
Goldman Sachs, Receive Underlying
Reference: U.S. Alt Managers Index
Monthly, Pay Variable 4.557% (SOFR +
0.85%) Monthly, 1/19/28 12,582 (192) — (192)
Total Germany — (192)
United States 0.1%
Goldman Sachs, Pay Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Receive Variable 3.687% (SOFR +
0.00%) Quarterly, 3/20/26 51,975 (63) — (63)
Goldman Sachs, Receive Underlying
Reference: iBoxx USD Liquid High Yield
Index Quarterly, Pay Variable 3.687%
(SOFR + 0.00%) at Maturity, 3/20/26 37,651 328 — 328

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: AbbVie at Maturity, Receive
Variable 3.482% (SOFR + (0.40)%) at
Maturity, 2/9/26 2,482 3 (21) 24
JPMorgan Chase, Pay Underlying
Reference: BHP Billiton Finance USA
at Maturity, Receive Variable 3.482%
(SOFR + (0.40)%) at Maturity, 2/9/26 2,591 (8) (24) 16
JPMorgan Chase, Pay Underlying
Reference: Citigroup at Maturity,
Receive Variable 4.282% (SOFR +
0.40%) at Maturity, 2/9/26 2,525 (17) (26) 9
JPMorgan Chase, Pay Underlying
Reference: Deere at Maturity, Receive
Variable 3.482% (SOFR + (0.40)%) at
Maturity, 2/9/26 2,394 (34) (40) 6
JPMorgan Chase, Pay Underlying
Reference: Johnson & Johnson at
Maturity, Receive Variable 3.482%
(SOFR + (0.40)%) at Maturity, 2/9/26 2,434 11 — 11
JPMorgan Chase, Pay Underlying
Reference: MetLife at Maturity, Receive
Variable 3.482% (SOFR + (0.40)%) at
Maturity, 2/9/26 2,420 (31) (42) 11
JPMorgan Chase, Pay Underlying
Reference: Morgan Stanley at Maturity,
Receive Variable 3.482% (SOFR +
(0.40)%) at Maturity, 2/9/26 2,462 17 — 17
JPMorgan Chase, Pay Underlying
Reference: Oracle at Maturity, Receive
Variable 3.482% (SOFR + (0.40)%) at
Maturity, 2/9/26 2,349 118 (40) 158
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.331% (SOFR +
0.48%) at Maturity, 2/23/26 3,596 117 73 44
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.331% (SOFR + 0.48%) at
Maturity, 2/23/26 5,563 121 61 60
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.331% (SOFR
+ 0.48%) at Maturity, 2/23/26 1,287 23 16 7

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable
4.331% (SOFR + 0.48%) at Maturity,
2/23/26 1,164 20 13 7
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.331%
(SOFR + 0.48%) at Maturity, 2/23/26 1,655 23 10 13
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.331% (SOFR + 0.48%) at
Maturity, 2/23/26 8,804 237 190 47
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.331% (SOFR +
0.48%) at Maturity, 2/23/26 8,857 136 104 32
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.331% (SOFR +
0.48%) at Maturity, 2/23/26 1,143 21 9 12
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.331%
(SOFR + 0.48%) at Maturity, 2/23/26 1,769 14 (1) 15
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.331% (SOFR + 0.48%) at
Maturity, 2/23/26 1,559 10 (1) 11
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.331%
(SOFR + 0.48%) at Maturity, 2/23/26 1,666 33 19 14
JPMorgan Chase, Receive
Underlying Reference:
iShares  iBoxx  Investment  Grade
Corporate  Bond  ETF Monthly, Pay
Variable 3.737% (SOFR + 0.03%)
Monthly, 1/19/28 83,784 (222) — (222)
Morgan Stanley, Pay Underlying
Reference: Russell 2000 Total Return
Monthly, Receive Variable 3.557%
(SOFR + (0.15)%) Monthly, 1/20/26 24,203 490 — 490

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: MSCI USA Quality Index
Monthly, Pay Variable 4.357% (SOFR +
0.65%) Monthly, 1/20/26 24,593 (63) — (63)
Total United States 300 984
Total Bilateral Total Return Swaps 300 792
Total Bilateral Swaps 12,066 1,191
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (2.3)%
Credit Default Swaps, Protection Bought (2.8)%
Foreign/Europe (1.2)%
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S44, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/30 105,907 (13,949) (12,181) (1,768)
Protection Bought (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S44, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/30 105,010 (446) 130 (576)
Total Foreign/Europe (2,344)
Supranational 0.2%
Protection Bought (Relevant Credit:
Markit CDX.EMHY-S44, 5 Year Index),
Pay 1.00% Quarterly, Receive upon
credit default, 12/20/30 (USD) 61,008 2,549 3,763 (1,214)
Total Supranational (1,214)
United States (1.8)%
Protection Bought (Relevant Credit:
Ally Financial), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/30 11,120 (1,841) (1,724) (117)
Protection Bought (Relevant Credit:
Bristol-Myers Squibb), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/30 24,308 (743) (603) (140)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Capital One Financial), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/30 12,290 (190) (137) (53)
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 6/21/27 335 (22) (6) (16)
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/28 11,761 (1,471) (1,581) 110
Protection Bought (Relevant Credit:
Lamb Weston Holdings), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/29 21,104 (15) 170 (185)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S40, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/28 105,348 (7,203) (3,818) (3,385)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S45, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/30 120,217 (9,328) (8,858) (470)
Protection Bought (Relevant Credit:
OneMain Finance), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/30 1,794 (241) (203) (38)
Protection Bought (Relevant Credit:
Pfizer), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/30 24,309 (744) (587) (157)
Protection Bought (Relevant Credit:
Sealed Air), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/29 10,558 384 68 316
Total United States (4,135)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (7,693)
Credit Default Swaps, Protection Sold 0.4%
Supranational (0.1)%
Protection Sold (Relevant Credit: Markit
CDX.EM-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/30 (USD) 74,035 (775) (1,511) 736
Total Supranational 736

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United States 0.5%
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/26 * 4,991 193 250 (57)
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/27 * 2,826 141 115 26
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S44, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/30 70,148 5,658 4,756 902
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/30 55,024 1,261 1,209 52
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 48,070 (925) 343 (1,268)
Total United States (345)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 391
Interest Rate Swaps 0.1%
United States 0.1%
5 Year Interest Rate Swap, Receive
Fixed 3.209% Annually, Pay Variable
3.959% (SOFR) Annually, 10/20/30 133,206 (1,657) — (1,657)
5 Year Interest Rate Swap, Receive
Fixed 3.273% Annually, Pay Variable
3.922% (SOFR) Annually, 10/28/30 65,730 (613) — (613)
5 Year Interest Rate Swap, Receive
Fixed 3.316% Annually, Pay Variable
3.839% (SOFR) Annually, 11/25/30 66,227 (468) — (468)
30 Year Interest Rate Swap, Pay Fixed
3.835% Annually, Receive Variable
3.959% (SOFR) Annually, 10/20/55 34,134 1,962 — 1,962
30 Year Interest Rate Swap, Pay Fixed
3.855% Annually, Receive Variable
3.922% (SOFR) Annually, 10/28/55 16,840 909 — 909

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
3.988% Annually, Receive Variable
3.839% (SOFR) Annually, 11/25/55 17,661 544 — 544
Total United States 677
Total Centrally Cleared Interest Rate Swaps 677
Total Centrally Cleared Swaps (6,625)
Net payments (receipts) of variation margin to date 6,504
Variation margin receivable (payable) on centrally cleared swaps $ (121)
* Credit ratings as of December 31, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $298

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/16/26 MXN 439,815 USD 23,769 $ 618
Bank of America 1/23/26 AUD 34,515 USD 22,841 196
Bank of America 1/23/26 USD 23,688 AUD 35,310 121
Bank of America 1/23/26 USD 24,181 JPY 3,792,055 (78)
BNP Paribas 2/20/26 GBP 27,885 USD 36,441 1,142
BNP Paribas 2/20/26 USD 69,976 GBP 53,259 (1,807)
BNY Mellon 1/23/26 CHF 9,375 USD 11,671 194
BNY Mellon 1/26/26 USD 24,226 CAD 33,805 (432)
BNY Mellon 2/20/26 USD 24,441 EUR 21,105 (422)
Citibank 1/23/26 NZD 21,030 USD 12,161 (41)
Citibank 1/23/26 USD 12,233 JPY 1,845,470 427
Deutsche Bank 1/23/26 CHF 4,880 USD 6,150 27
Deutsche Bank 1/23/26 JPY 3,792,055 USD 24,609 (351)
Deutsche Bank 1/23/26 USD 24,695 JPY 3,790,690 445
Deutsche Bank 2/20/26 USD 37,111 GBP 28,105 (769)
Goldman Sachs 1/16/26 USD 5,742 MXN 106,013 (136)
Goldman Sachs 1/23/26 JPY 3,699,100 USD 24,072 (408)
Goldman Sachs 1/23/26 USD 12,299 JPY 1,872,245 322
Goldman Sachs 1/23/26 USD 24,203 NZD 42,015 (11)
Goldman Sachs 2/20/26 EUR 20,475 USD 23,726 394
Goldman Sachs 2/20/26 GBP 18,780 USD 25,085 226
HSBC Bank 1/23/26 JPY 7,424,090 USD 49,783 (2,290)
HSBC Bank 1/23/26 NZD 20,985 USD 11,900 195
JPMorgan Chase 2/20/26 EUR 400 USD 469 3
Morgan Stanley 1/16/26 USD 5,764 MXN 106,362 (133)
Morgan Stanley 1/23/26 USD 12,421 CHF 9,785 37
Morgan Stanley 1/23/26 USD 32,617 JPY 4,855,355 1,557
Morgan Stanley 1/26/26 CAD 16,905 USD 12,033 298
Morgan Stanley 2/20/26 USD 7,524 EUR 6,456 (82)
RBC Dominion
Securities 1/23/26 CAD 33,975 USD 24,592 186
RBC Dominion
Securities 1/26/26 USD 24,710 CAD 34,535 (481)
RBC Dominion
Securities 2/6/26 CLP 11,515,605 USD 12,204 599
RBC Dominion
Securities 2/20/26 USD 23,647 EUR 20,305 (273)
Societe Generale 1/23/26 JPY 3,809,305 USD 24,473 (105)
Societe Generale 1/26/26 CAD 51,445 USD 36,958 568
Societe Generale 2/20/26 EUR 74,231 USD 87,000 446

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Societe Generale 2/20/26 GBP 46,145 USD 61,679 $ 516
Standard Chartered 1/23/26 AUD 17,770 USD 11,828 33
Standard Chartered 1/26/26 USD 4,274 CAD 5,953 (68)
State Street 1/23/26 CHF 4,845 USD 6,104 27
State Street 2/20/26 EUR 8,329 USD 9,694 118
Toronto-Dominion Bank 1/23/26 CAD 16,595 USD 12,073 30
Toronto-Dominion Bank 2/20/26 EUR 20,925 USD 24,597 53
Toronto-Dominion Bank 2/20/26 USD 74,729 EUR 64,104 (788)
UBS Investment Bank 1/23/26 CHF 10,085 USD 12,718 46
UBS Investment Bank 1/23/26 USD 24,534 CHF 19,400 (19)
UBS Investment Bank 1/23/26 USD 17,306 JPY 2,568,735 874
UBS Investment Bank 4/24/26 CHF 18,635 USD 23,862 (52)
Wells Fargo 1/23/26 AUD 18,650 USD 12,406 41
Wells Fargo 2/20/26 EUR 8,536 USD 9,937 119
Wells Fargo 2/20/26 EUR 8,775 USD 10,342 (4)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,108

T. ROWE PRICE Dynamic Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 247 Euro BTP contracts 3/26 (34,885) $ (157)
Short, 730 Euro BUND contracts 3/26 (109,442) 336
Long, 4,769 Three Month SOFR Futures contracts 9/26 1,152,787 408
Net payments (receipts) of variation margin to date (825)
Variation margin receivable (payable) on open futures contracts $ (238)

T. ROWE PRICE Dynamic Credit Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Sasol Financing USA, 4.50%, 11/8/27  $ — $ 428 $ 298
T. Rowe Price Government Reserve Fund,
3.77% — — 1,693 ++
T. Rowe Price Treasury Reserve Fund, 3.75% — — — ++
Totals $ — # $ 428 $ 1,991 +
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
Sasol Financing USA, 4.50%,
11/8/27  $ — $ 15,212 $ — $ 15,640
T. Rowe Price Government
Reserve Fund, 3.77% 66,702 ¤ ¤ 22,117
T. Rowe Price Treasury
Reserve Fund, 3.75% — ¤ ¤ 47,228
Total $ 84,985 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,991 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $84,728.

T. ROWE PRICE Dynamic Credit Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,228,221) $ 1,223,427
Interest and dividends receivable 18,743
Bilateral swap premiums paid 12,651
Unrealized gain on forward currency exchange contracts 9,858
Receivable for investment securities sold 6,561
Receivable for shares sold 5,629
Unrealized gain on bilateral swaps 1,731
Cash 1,213
Due from affiliates 448
Foreign currency (cost $58) 57
Other assets 84
Total assets 1,280,402
Liabilities
Obligation to return securities lending collateral 47,228
Payable for investment securities purchased 34,016
Unrealized loss on forward currency exchange contracts 8,750
Payable for shares redeemed 4,012
Options written (premiums $872) 588
Bilateral swap premiums received 585
Unrealized loss on bilateral swaps 540
Investment management fees payable 515
Variation margin payable on futures contracts 238
Variation margin payable on centrally cleared swaps 121
Payable to directors 1
Other liabilities 6,232
Total liabilities 102,826
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 1,177,576

T. ROWE PRICE Dynamic Credit Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (10,955)
Paid-in capital applicable to 133,912,715 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 1,188,531
NET ASSETS $ 1,177,576
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $83,213; Shares outstanding: 9,449,422) $ 8.81
I Class
(Net assets: $86,800; Shares outstanding: 9,869,200) $ 8.80
Z Class
(Net assets: $1,007,563; Shares outstanding:
114,594,093) $ 8.79

T. ROWE PRICE Dynamic Credit Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $243) $ 89,919
Dividend 2,406
Securities lending 172
Total income 92,497
Expenses
Investment management 5,711
Shareholder servicing
Investor Class $ 111
I Class 17 128
Prospectus and shareholder reports
Investor Class 6
I Class 3
Z Class 6 15
Custody and accounting 271
Legal and audit 84
Registration 55
Directors 3
Miscellaneous 74
Waived / paid by Price Associates (5,424)
Total expenses 917
Net investment income 91,580

T. ROWE PRICE Dynamic Credit Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $172) 4,050
Futures 447
Swaps (12,468)
Options written 2,212
Forward currency exchange contracts (4,304)
Foreign currency transactions (699)
Net realized loss (10,762)
Change in net unrealized gain / loss
Securities 2,924
Futures 95
Swaps (3,010)
Options written 284
Forward currency exchange contracts (518)
Other assets and liabilities denominated in foreign currencies (33)
Change in net unrealized gain / loss (258)
Net realized and unrealized gain / loss (11,020)
INCREASE IN NET ASSETS FROM OPERATIONS $ 80,560

T. ROWE PRICE Dynamic Credit Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 91,580 $ 79,175
Net realized gain (loss) (10,762) 19,865
Change in net unrealized gain / loss (258) (24,300)
Increase in net assets from operations 80,560 74,740
Distributions to shareholders
Net earnings
Investor Class (3,998) (1,364)
I Class (6,231) (2,124)
Z Class (79,314) (68,291)
Decrease in net assets from distributions (89,543) (71,779)
Capital share transactions
*
Shares sold
Investor Class 106,362 17,277
I Class 170,004 13,819
Z Class 77,611 115,044
Distributions reinvested
Investor Class 3,888 1,340
I Class 6,074 2,101
Z Class 79,173 68,404
Shares redeemed
Investor Class (51,008) (12,246)
I Class (120,392) (12,989)
Z Class (101,042) (88,702)
Increase in net assets from capital share
transactions 170,670 104,048

T. ROWE PRICE Dynamic Credit Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase during period 161,687 107,009
Beginning of period 1,015,889 908,880
End of period $ 1,177,576 $ 1,015,889
*Share information (000s)
Shares sold
Investor Class 11,989 1,952
I Class 19,148 1,564
Z Class 8,746 13,041
Distributions reinvested
Investor Class 438 151
I Class 685 238
Z Class 8,936 7,738
Shares redeemed
Investor Class (5,753) (1,382)
I Class (13,624) (1,470)
Z Class (11,405) (10,033)
Increase in shares outstanding 19,160 11,799

T. ROWE PRICE Dynamic Credit Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Dynamic Credit Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks total return through a combination of income and capital appreciation. The fund has three classes of shares: the Dynamic
Credit Fund (Investor Class), the Dynamic Credit Fund–I Class (I Class) and
the Dynamic Credit Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and

T. ROWE PRICE Dynamic Credit Fund

capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Dynamic Credit Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Dynamic Credit Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated

T. ROWE PRICE Dynamic Credit Fund

in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 174,234 $ — $ 174,234
Asset-Backed Securities — 121,826 3,805 125,631
Bank Loans — 135,988 14,261 150,249
Common Stocks — 2,283 — 2,283
Convertible Preferred Stocks 6,121 — 14,037 20,158
Corporate Bonds — 543,652 14,463 558,115
Non-U.S. Government
Mortgage-Backed Securities — 31,562 4,315 35,877
Private Investment Company
2
— — — 2,762
Short-Term Investments 22,117 82,062 — 104,179
Securities Lending Collateral 47,228 — — 47,228
Options Purchased — 2,711 — 2,711
Total Securities 75,466 1,094,318 50,881 1,223,427
Swaps* — 19,490 — 19,490
Forward Currency Exchange
Contracts — 9,858 — 9,858
Futures Contracts* 744 — — 744
Total $ 76,210 $ 1,123,666 $ 50,881 $ 1,253,519
Liabilities
Options Written $ — $ 588 $ — $ 588
Swaps* — 12,858 — 12,858
Forward Currency Exchange
Contracts — 8,750 — 8,750
Futures Contracts* 157 — — 157
Total $ 157 $ 22,196 $ — $ 22,353

T. ROWE PRICE Dynamic Credit Fund

1
Includes Convertible Bonds, Government Bonds, Municipal Securities and U.S.
Government & Agency Mortgage-Backed Securities.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Dynamic Credit Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2025, totaled $1,266,000 for the year ended December 31, 2025. During the year, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
12/31/25
Investment
in Securities
Asset-
Backed
Securities $ — $ (437) $ 80 $ (138) $ 4,300 $ — $ 3,805
Bank Loans 21,127 77 — (6,943) — — 14,261
Common
Stocks 18 (2) — — — (16) —
Convertible
Preferred
Stocks 4,334 1,245 8,458 — — — 14,037
Corporate
Bonds 13,824 447 5,092 (4,900) — — 14,463
Non-U.S.
Government
Mortgage-
Backed
Securities 5,031 21 — (737) — — 4,315
Total $ 44,334 $ 1,351 $ 13,630 $ (12,718) $ 4,300 $ (16) $ 50,881

T. ROWE PRICE Dynamic Credit Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Asset-
Backed
Securities
$3,805 Discounted
cash flow
Discount rate 11% 11% Decrease
Bank Loans $14,261 Discounted
cash flow
Discount rate 3% - 4% 4% Decrease
Discount
spread
5% 5% Decrease
Convertible
Preferred
Stocks
$14,037 Recent
comparable
transaction
price(s)
—# —# —# —#
Corporate
Bonds
$14,463 Recent
comparable
transaction
price(s)
—# —# —# —#
Non-U.S.
Government
Mortgage-
Backed
Securities
$4,315 Discounted
cash flow
Discount rate 4% 4% Decrease

T. ROWE PRICE Dynamic Credit Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
spread
2% 2% Decrease

T. ROWE PRICE Dynamic Credit Fund

value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ $ 4,894
Foreign exchange derivatives Forwards 9,858
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Securities^ 15,716
Equity derivatives Bilateral Swaps, Securities^ 2,335
^
,*
Total $ 32,803
^
,*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 2,895
Foreign exchange derivatives Forwards 8,750
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Options
Written 10,453
Equity derivatives Bilateral Swaps 255
Total $ 22,353
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Dynamic Credit Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (1,325) $ (1,325)
Interest rate
derivatives (3,744) — 447 — 5,064 1,767
Foreign
exchange
derivatives (322) — — (4,304) — (4,626)
Credit
derivatives (3,114) 1,817 — — (12,933) (14,230)
Equity
derivatives (2,062) 395 — — (3,274) (4,941)
Total $ (9,242) $ 2,212 $ 447 $ (4,304) $ (12,468) $ (23,355)

T. ROWE PRICE Dynamic Credit Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 1,413 $ 1,413
Interest rate
derivatives (78) — 95 — (2,002) (1,985)
Foreign
exchange
derivatives — — — (518) — (518)
Credit
derivatives (18) 284 — — (2,656) (2,390)
Equity
derivatives (1,741) — — — 235 (1,506)
Total $ (1,837) $ 284 $ 95 $ (518) $ (3,010) $ (4,986)
^ Options purchased are reported as securities.

T. ROWE PRICE Dynamic Credit Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, securities valued at $63,425,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE Dynamic Credit Fund

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 935 $ (78) $ 857 $ (1,012) $ —
Barclays Bank 774 (110) 664 (830) —
BNP Paribas 13,443 (2,330) 11,113 (11,560) —
BNY Mellon 194 (854) (660) 725 65
Citibank 427 (41) 386 (525) —
Deutsche Bank 472 (1,120) (648) 584 —
Goldman Sachs 1,690 (810) 880 (910) —
HSBC Bank 195 (2,290) (2,095) 1,799 —
JPMorgan Chase 1,201 (313) 888 (1,338) —
Morgan Stanley 2,997 (278) 2,719 (2,635) 84
RBC Dominion
Securities 785 (754) 31 — 31
Societe Generale 1,530 (105) 1,425 (1,487) —
Standard Chartered 33 (68) (35) — —
State Street 145 — 145 — 145
Toronto-Dominion
Bank 83 (788) (705) 747 42
UBS Investment
Bank 920 (71) 849 (911) —
Wells Fargo 678 (4) 674 (850) —
Total $ 26,502 $ (10,014)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Dynamic Credit Fund

amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 8% and 18% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the

T. ROWE PRICE Dynamic Credit Fund

futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 7% and 28% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated

T. ROWE PRICE Dynamic Credit Fund

in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 4% and 174% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk, inflation risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap).
Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Dynamic Credit Fund

Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of December 31, 2025, the notional amount of protection sold by the fund totaled $333,513,000 (28.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform

T. ROWE PRICE Dynamic Credit Fund

in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 113%
and 214% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject

T. ROWE PRICE Dynamic Credit Fund

to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs

T. ROWE PRICE Dynamic Credit Fund

cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its

T. ROWE PRICE Dynamic Credit Fund

securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $45,466,000; the aggregate value of collateral was $47,558,000 and consisted of cash collateral and related investments of
$47,228,000 and U.S. government securities of $330,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $1,392,611,000 and $1,259,859,000, respectively, for the year ended December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses, the character of income on certain derivatives contracts, the character of income on swaps and the recharacterization of distributions.

T. ROWE PRICE Dynamic Credit Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to post-October loss deferrals, late-year ordinary loss deferrals and straddle deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for post-October capital loss deferrals and late-year ordinary loss deferrals. During the year ended
December 31, 2025, the fund utilized $25,000 of capital loss carryforwards.
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 89,543 $ 71,779
($000s)
Cost of investments $ 1,211,571
Unrealized appreciation $ 47,699
Unrealized depreciation (43,708)
Net unrealized appreciation (depreciation) $ 3,991
($000s)
Net unrealized appreciation (depreciation) $ 3,991
Loss carryforwards and deferrals (14,946)
Total distributable earnings (loss) $ (10,955)

T. ROWE PRICE Dynamic Credit Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.22%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and

T. ROWE PRICE Dynamic Credit Fund

brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $343,000 remain subject to repayment

T. ROWE PRICE Dynamic Credit Fund

by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2025, expenses incurred pursuant to these service agreements were $127,000 for
Price Associates and $62,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.63% 0.05% 0.00%
Expense limitation date 02/28/27 02/28/27 N/A
(Waived)/repaid during the period ($000s) $(66) $(6) $(5,352)

T. ROWE PRICE Dynamic Credit Fund

lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Dynamic Credit Fund

NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Dynamic Credit Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Dynamic Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Dynamic Credit Fund (one of the
funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Dynamic Credit Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Dynamic Credit Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $511,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $511,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $81,645,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1175-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026